Financial Instruments and Financial Risk Management - Schedule of Level 1 and Level 3 Fair Value Financial Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Investments in Shares [Member]
Schedule of Level 1 and Level 3 Fair Value Financial Assets [Line Items]
Financial assets	$ 6,298	$ 3,813
Investments in Shares [Member] | Level 1 of Fair Value Hierarchy [Member]
Schedule of Level 1 and Level 3 Fair Value Financial Assets [Line Items]
Financial assets	4,867	2,763
Investments in Shares [Member] | Level 3 of Fair Value Hierarchy [Member]
Schedule of Level 1 and Level 3 Fair Value Financial Assets [Line Items]
Financial assets	1,431	1,050
Investments in Warrants [Member]
Schedule of Level 1 and Level 3 Fair Value Financial Assets [Line Items]
Financial assets	827	126
Investments in Warrants [Member] | Level 1 of Fair Value Hierarchy [Member]
Schedule of Level 1 and Level 3 Fair Value Financial Assets [Line Items]
Financial assets	37	6
Investments in Warrants [Member] | Level 3 of Fair Value Hierarchy [Member]
Schedule of Level 1 and Level 3 Fair Value Financial Assets [Line Items]
Financial assets	790	120
Equity investments [member]
Schedule of Level 1 and Level 3 Fair Value Financial Assets [Line Items]
Financial assets	7,125	3,939
Equity investments [member] | Level 1 of Fair Value Hierarchy [Member]
Schedule of Level 1 and Level 3 Fair Value Financial Assets [Line Items]
Financial assets	4,904	2,769
Equity investments [member] | Level 3 of Fair Value Hierarchy [Member]
Schedule of Level 1 and Level 3 Fair Value Financial Assets [Line Items]
Financial assets	2,221	1,170
Loan to Revoltz [Member]
Schedule of Level 1 and Level 3 Fair Value Financial Assets [Line Items]
Financial assets	64	62
Loan to Revoltz [Member] | Level 1 of Fair Value Hierarchy [Member]
Schedule of Level 1 and Level 3 Fair Value Financial Assets [Line Items]
Financial assets
Loan to Revoltz [Member] | Level 3 of Fair Value Hierarchy [Member]
Schedule of Level 1 and Level 3 Fair Value Financial Assets [Line Items]
Financial assets	64	62
Loan to Polyrizon [Member]
Schedule of Level 1 and Level 3 Fair Value Financial Assets [Line Items]
Financial assets		78
Loan to Polyrizon [Member] | Level 1 of Fair Value Hierarchy [Member]
Schedule of Level 1 and Level 3 Fair Value Financial Assets [Line Items]
Financial assets
Loan to Polyrizon [Member] | Level 3 of Fair Value Hierarchy [Member]
Schedule of Level 1 and Level 3 Fair Value Financial Assets [Line Items]
Financial assets		78
Loan to Zig Miami 54 [Member]
Schedule of Level 1 and Level 3 Fair Value Financial Assets [Line Items]
Financial assets	1,756	1,545
Loan to Zig Miami 54 [Member] | Level 1 of Fair Value Hierarchy [Member]
Schedule of Level 1 and Level 3 Fair Value Financial Assets [Line Items]
Financial assets
Loan to Zig Miami 54 [Member] | Level 3 of Fair Value Hierarchy [Member]
Schedule of Level 1 and Level 3 Fair Value Financial Assets [Line Items]
Financial assets	1,756	1,545
Loans to associates and others [Member]
Schedule of Level 1 and Level 3 Fair Value Financial Assets [Line Items]
Financial assets	1,820	1,685
Loans to associates and others [Member] | Level 1 of Fair Value Hierarchy [Member]
Schedule of Level 1 and Level 3 Fair Value Financial Assets [Line Items]
Financial assets
Loans to associates and others [Member] | Level 3 of Fair Value Hierarchy [Member]
Schedule of Level 1 and Level 3 Fair Value Financial Assets [Line Items]
Financial assets	1,820	1,685
Shares receivable from the Amendment of the Buffalo Agreement [Member]
Schedule of Level 1 and Level 3 Fair Value Financial Assets [Line Items]
Financial assets	500	510
Shares receivable from the Amendment of the Buffalo Agreement [Member] | Level 1 of Fair Value Hierarchy [Member]
Schedule of Level 1 and Level 3 Fair Value Financial Assets [Line Items]
Financial assets		10
Shares receivable from the Amendment of the Buffalo Agreement [Member] | Level 3 of Fair Value Hierarchy [Member]
Schedule of Level 1 and Level 3 Fair Value Financial Assets [Line Items]
Financial assets	500	500
Other receivables [Member]
Schedule of Level 1 and Level 3 Fair Value Financial Assets [Line Items]
Financial assets	500	510
Other receivables [Member] | Level 1 of Fair Value Hierarchy [Member]
Schedule of Level 1 and Level 3 Fair Value Financial Assets [Line Items]
Financial assets		10
Other receivables [Member] | Level 3 of Fair Value Hierarchy [Member]
Schedule of Level 1 and Level 3 Fair Value Financial Assets [Line Items]
Financial assets	$ 500	$ 500